Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Interest received on bank deposits	£ 2	£ 15	£ 164
Gain on equity settled derivative financial liability		400	1,173
Total finance income	2	415	1,337
Finance expense
Bank loans	587	18	16
Other loans		91	57
Total finance expense	£ 587	£ 109	£ 73